Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets.
Schedule of other current assets

	As at December 31
(in EUR 000)	2025	2024
Deferred charges	663	918
Accrued income	165	738
Total other current assets	828	1,656